Consolidated Statements of Changes in Shareholders' Equity (Deficiency) - CAD ($)	Ordinary shares [member]	Preference shares [member]	Reserve [Member]	Retained earnings [member]	Foreign Currency Translation Reserve [Member]	Total
Balance at Dec. 31, 2020	$ 1,468,174			$ (4,123,019)		$ (2,654,845)
Balance, shares at Dec. 31, 2020	64,083,487
IfrsStatementLineItems [Line Items]
Net loss				(9,359,605)		(9,359,605)
Share capital issued through private placement	$ 6,771,729					6,771,729
Share capital issued through private placement, shares	12,596,421
Share issue costs	$ (287,228)					(287,228)
Share-based payment			1,261,891			1,261,891
Exchange differences on translation of foreign operations					(48,906)	(48,906)
Balance at Dec. 31, 2021	$ 7,952,675		1,261,891	(13,482,624)	(48,906)	(4,316,964)
Balance, shares at Dec. 31, 2021	76,679,908
IfrsStatementLineItems [Line Items]
Net loss				(36,410,469)		(36,410,469)
Share capital issued through private placement	$ 22,388,599					22,388,599
Share capital issued through private placement, shares	8,936,167
Share issue costs	$ (1,535,727)					(1,535,727)
Share-based payment			7,731,117			7,731,117
Exchange differences on translation of foreign operations					(1,103,069)	(1,103,069)
Cancel PNRC shares held by NAN	$ (19,710,608)					(19,710,608)
Cancel PNRC shares held by NAN,shares	(7,667,707)
Cancel PNRC warrant held by NAN				(28,275,255)		28,275,255
PNRC shares exchanged
PNRC shares exchanged, shares	(77,948,368)
PNRL shares received in exchange
PNRL shares received in exchange,shares	82,157,536
Outstanding shares of NAN acquired in RTO	$ 77,431,152	31,516	9,665,577			87,128,245
Outstanding shares of NAN acquired in RTO, shares	31,748,399
Exercise of warrants	$ 569,399					569,399
Exercise of warrants, shares	1,236,408
FV of exercised warrants	$ 2,321,514		(2,321,514)
Exercise of options	$ 723,076					723,076
Exercise of options, shares	1,379,000
FV of exercised options	$ 1,004,188		(1,004,188)
Expired options			(75,743)	75,743
Balance at Dec. 31, 2022	$ 91,144,268	$ 31,516	$ 15,257,140	$ (78,092,605)	$ (1,151,975)	$ 27,188,344
Balance, shares at Dec. 31, 2022	116,521,343